Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021		$ 84,664
Change in fair value of derivative warrant liabilities	$ (10,132)	11,412
Exercise of warrants		(78,804)
Foreign currency translation adjustments	260	(478)
Derivative warrant liabilities	6,922	16,794
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021		52,638
Change in fair value of derivative warrant liabilities	(10,132)	(22,733)
Exercise of warrants		(12,928)
Foreign currency translation adjustments	260	(183)
Derivative warrant liabilities	6,922	16,794
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021		32,026
Change in fair value of derivative warrant liabilities	0	34,145
Exercise of warrants		(65,876)
Foreign currency translation adjustments	0	(295)
Derivative warrant liabilities	$ 0	$ 0